S000010413 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of U.S. withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%	8.92%	8.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	35.92%	10.09%	6.20%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	34.95%	9.32%	5.82%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	21.77%	7.92%	5.01%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	39.94%	10.22%	5.86%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	42.39%	11.34%	6.93%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	42.20%	11.31%	7.01%

[1]	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended November 30, 2024 by 0.06%.
[2]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.